DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES     TWO WORLD TRADE CENTER, NEW
LETTER TO THE SHAREHOLDERS MARCH 31, 1998         YORK, NEW YORK 10048

DEAR SHAREHOLDER:

We are pleased to present the annual report to shareholders of Dean Witter Global Dividend Growth Securities for the fiscal year ended March 31, 1998. Once again, the last twelve months were very rewarding to global equity investors. Although the global equity markets lagged the U.S. market throughout the fiscal year, we were reminded of the benefits of global diversification. The central tenet to global investing is to spread investments across different world markets, both to take advantage of greater perceived opportunities in various countries as well as to reduce the risk of investing in only one country. This is particularly important when that country performs poorly. Simply put, when the U.S. market is strong, as it has been for the last several years, the Fund is well positioned to take advantage of that strength. Conversely, if the U.S. market suffers a setback or when other world markets outperform it, the Fund's global exposure is able to capture that outperformance.

PERFORMANCE AND PORTFOLIO

During this fiscal year the Fund's Class B shares posted a total return of 23.41 percent, compared to returns of 30.22 percent and 27.19 percent for the Morgan Stanley Capital International World Index (MSCI World Index) and the Lipper Global Funds Index, respectively. From their inception on July 28, 1997, through March 31, 1998, the Fund's Class A, C and D shares produced returns of 5.77 percent, 5.26 percent and 5.97 percent, respectively. The performance of the Fund's four share classes varies because of differences in expenses. The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares from inception on June 30, 1993, versus the performance of a similar hypothetical investment in the issues that comprise the MSCI World Index and Lipper Global Funds Index.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS MARCH 31, 1998, CONTINUED

THE UNITED STATES

Because the United States continues to be the Fund's largest target weighting (approximately 30 percent of net assets), we were able to take advantage of very strong market performance right here at home. Calendar year 1997 was the third consecutive year of much higher than average returns for U.S. equities, with the S&P 500 Index advancing 33.4 percent. This growth was attributable to many factors, including high corporate profits, a benign interest-rate and inflation environment, and a strengthening of the U.S. dollar versus foreign currencies. These factors, among others, enhanced the appeal and demand of U.S. equities by both domestic and non-U.S. investors alike. Several U.S. stocks were added to the portfolio over the last 12 months, including GPU, Inc., Crown Cork & Seal Co. and Fluor Corp. Although equity valuations in the United States are well above their long-term averages, we are very optimistic about the long-term prospects for the companies in which the Fund is invested.

JAPAN

The economic environment in the world's two largest economies is becoming increasingly polarized. While the U.S. economy has enjoyed a period of prolonged growth with subdued inflation and an astounding rise in stock prices, Japan's economy is feared to be on the verge of collapsing. The bear market there is now eight years old, and the Nikkei 225 Index of Japanese stocks is currently more than 50 percent below its lifetime high set in December 1989, when the prospects for that market appeared greatest. March 1998 retail sales figures showed negative growth from last quarter, and household spending is at the lowest level of disposable income in nearly 30 years. In addition, the results of the latest Tankan business survey was much worse than was expected, revealing the extreme pessimism among Japanese consumers and business leaders alike. As a result, there are pressures building from all directions to implement the kinds of structural changes necessary to revitalize Japan. Share buybacks, merit-based pay systems and lower corporate and personal tax rates are among the changes slowly occurring.

In our opinion, the silver lining on the current overhanging cloud of unmitigated gloom comes in the form of attractive valuations among some very high quality Japanese companies. In such a period of extreme pessimism as exists today in Japan, there are fantastic opportunities to buy some of the world's greatest companies at significant discounts to their non-Japanese peers. For the disciplined long-term investor willing to look through the current haze of uncertainty, there are exciting opportunities. When investor sentiment is so widely negative, market valuations reflect that

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS MARCH 31, 1998, CONTINUED

pessimism and stock prices remain depressed. But as measures to fix Japan's problems are announced, the clouds will likely dissipate and investors will bid up stock market prices, thus realizing certain stocks' more appropriate long-term valuations.

The Fund, with 23 percent of its assets targeted toward Japanese stocks, is poised to take advantage of this anticipated rise. This allocation represents a 2 percent reduction over the course of the fiscal year. Many of the Japanese stocks held in the Fund's portfolio are highly geared toward the economies of Europe and the United States, because they are large exporters of consumer products such as automobiles and electronic devices. Since international consumer demand for these products remains strong, the prospects for these companies are very favorable. Overall, we remain optimistic about the long-term prospects for the Fund's Japanese holdings.

EUROPE

The Fund continues to be overweighted in the European region, with individual target market weightings as follows: the United Kingdom (10 percent), Germany (7 percent), France (6.5 percent), Italy (4 percent), the Netherlands (3 percent), Switzerland (2 percent), Spain and Sweden (each 1.5 percent). In June 1997 the Fund initiated exposure to the markets of Spain and Sweden, based primarily upon attractive valuations there, but also against a favorable backdrop of greater corporate profit growth potential and a benign interest-rate and inflation environment. This move has proven to be rewarding because those markets rank among the best performing ones since then.

In late March 1997, the European Commission (EC) released a list of eleven nations expected to adopt Europe's common currency in January 1999. In all, Germany, France, Italy, the Netherlands, Luxembourg, Austria, Belgium, Finland, Ireland, Portugal and Spain will be linked by the Euro, the name given to the currency. The United Kingdom, Denmark and Sweden have stated that they do not want to be part of the common currency at this time. On January 1, 1999, exchange rates among the eleven countries will be frozen and the European Central Bank will take over some aspects of monetary policy for all member countries. Together, the eleven nations will account for 19.4 percent of world economic production, compared with 19.6 for the United States and 7.7 percent for Japan. The alliance will become the world's top trading economy, with 18.6 percent of all world trade, exceeding the United States (16.6 percent) and Japan (8.2 percent). Clearly, this will be a significant global event, consolidating a newly united economic superpower. The strict economic conditions prescribed by the European Union's Maastricht Treaty in 1991 forced the participating countries to be more disciplined about inflation and interest rates, levels of public borrowing and national debt, as

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS MARCH 31, 1998, CONTINUED

well as exchange rate stability. The Euro will likely increase efficiency and reduce currency risks for companies in the member countries, thereby increasing their competitiveness within the global theater. These factors, among others, underscore our strategic overweighting of Europe in the Fund. Several new stock positions were added this reporting period to the Fund's European holdings, including Edison in Italy; Endesa, Repsol and Banco Popular in Spain; and Nordbanken, Sandvik and Volvo in Sweden.

THE PACIFIC RIM

Around the Pacific Rim, 1997 will be remembered as possibly one of the worst financial crises in modern history. The impact that this crisis had on the Fund was minimal, however, as it has no exposure to emerging markets. The Fund does have investments in the two developed markets in the region, Hong Kong (5 percent) and Malaysia (1 percent). In June 1997, before the crisis erupted, the Fund decreased its allocation to Malaysia, based primarily upon the lack of attractive valuations. The Fund's exposure to Hong Kong was 4 percent throughout the year, which is low by industry standards. But following declines of 40 to 60 percent in many high-quality stocks there, the Fund increased its target weighting in Hong Kong to 5 percent in December and established a position in Henderson Land Development. The Hong Kong dollar's peg to the U.S. dollar held steady, thus completely protecting the Fund's currency exposure and avoiding the precipitous declines seen in many other of the region's currencies. Although the Asian financial crisis may appear to be over, the economic crisis in fact may be far from over. In addition, without a Japanese economic recovery, the rest of Asia's problems will be harder to solve and would likely postpone a prompt economic recovery there.

CANADA AND AUSTRALIA

Our continued exposure to the resource-oriented markets of Australia and Canada offers the possibility of risk reduction through diversification, as well as growth potential in economically stable countries. In August 1997, a slight reallocation of assets between these two countries was implemented as we reduced the Fund's exposure to Canada from 3 percent to 2.5 percent and increased its exposure to Australia from 1.5 percent to 2 percent. In order to facilitate this move, two additional stocks were purchased in Australia: Normandy Mining and Santos Ltd. The Fund's position in BCE, Inc. (Canada) was liquidated with these allocation shifts.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS MARCH 31, 1998, CONTINUED

LOOKING AHEAD

We believe that the long-term outlook for the economies and securities of most of the world's major countries is favorable and that the stocks of well-established large-capitalization international companies should perform well over the long term. While we remain confident and fully invested, we will remain sensitive to any factors that would necessitate changes to the Fund's country allocations and portfolio holdings.

We appreciate your support of Dean Witter Global Dividend Growth Securities and look forward to continuing to serve your investment needs in the future.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FUND PERFORMANCE MARCH 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   Growth of $10,000 -- Class B
              Shares
($ in Thousands)
                                           Fund    MSCI World(4)   Lipper(5)
June-1993                               $10,000          $10,000     $10,000
March-1994                             $ 10,889         $ 10,572    $ 11,667
March-1995                              $11,935          $11,364     $11,695
March-1996                              $14,175          $13,418     $14,182
March-1997                              $15,958          $14,449     $16,862
March-1998                           $19,493(3)          $18,815     $20,174

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                   AVERAGE ANNUAL TOTAL RETURNS*
----------------------------------------------------------------------------------------------------
                   CLASS B**                                            CLASS A+
-----------------------------------------------      -----------------------------------------------
1 Year                      23.41(1)     18.41(2)    From Inception (7/28/97)     5.77(1)      0.22(2)
From Inception (6/30/93)    15.33(1)     15.09(2)

                   CLASS C++                                             CLASS D#
-----------------------------------------------       -----------------------------------------------
From Inception (7/28/97)     5.26(1)      4.29(2)     From Inception (7/28/97)    5.97(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value after the deduction of a 2% CDSC, assuming a complete redemption on March 31, 1998.
 (4) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the US, Canada, Europe, Australia, New Zealand and the Far East. The Index does not include any expenses, fees or charges or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Global Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Funds objective. The Index, which is adjusted for capital gains distributions, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
* For periods of less than one year, the fund quotes its total return on a non-annualized basis.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.00%. The
   CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A is 5.25%.
++ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
 # Class D shares have no sales charge.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1998

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS AND RIGHTS (98.4%)
            AUSTRALIA (1.8%)
            BANKING
 2,100,000  Australia & New Zealand Banking Group, Ltd..........................................  $   14,034,657
                                                                                                  --------------
            BUILDING & CONSTRUCTION
 5,475,000  Pioneer International Ltd...........................................................      15,759,213
                                                                                                  --------------
            GOLD
14,000,000  Normandy Mining Ltd.................................................................      15,007,356
                                                                                                  --------------
            OIL RELATED
 3,570,000  Santos Ltd..........................................................................      13,370,442
                                                                                                  --------------
            PAPER & FOREST PRODUCTS
 3,040,000  Amcor Ltd...........................................................................      13,075,192
                                                                                                  --------------
            TOTAL AUSTRALIA.....................................................................      71,246,860
                                                                                                  --------------
            CANADA (2.5%)
            BANKING
   565,000  Toronto Dominion Bank...............................................................      24,357,566
                                                                                                  --------------
            NATURAL GAS
 1,043,000  TransCanada Pipelines Ltd...........................................................      24,576,183
                                                                                                  --------------
            OIL RELATED
   402,300  Imperial Oil Ltd....................................................................      22,713,683
   510,000  IPL Energy, Inc.....................................................................      22,866,653
                                                                                                  --------------
                                                                                                      45,580,336
                                                                                                  --------------
            TOTAL CANADA........................................................................      94,514,085
                                                                                                  --------------

            FRANCE (6.9%)
            BANKING
   122,000  Societe Generale....................................................................      24,443,367
                                                                                                  --------------
            BUILDING MATERIALS
   153,000  Compagnie de Saint-Gobain...........................................................      25,215,705
   265,000  Lafarge S.A.........................................................................      22,565,035
   265,000  Lafarge S.A. (Rights) *.............................................................         346,825
                                                                                                  --------------
                                                                                                      48,127,565
                                                                                                  --------------
            FINANCIAL SERVICES
   233,000  Compagnie Financiere de Paribas (A Shares)..........................................      23,604,944
    49,319  Societe Eurafrance S.A..............................................................      24,456,295
                                                                                                  --------------
                                                                                                      48,061,239
                                                                                                  --------------

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            FOODS & BEVERAGES
   122,000  Eridania Beghin-Say S.A.............................................................  $   24,443,367
                                                                                                  --------------
            MULTI-INDUSTRY
    52,000  Compagnie Generale d'Industrie et de Participations.................................      23,777,670
                                                                                                  --------------
            OIL INTEGRATED - INTERNATIONAL
   182,000  Elf Aquitaine S.A...................................................................      23,878,494
   195,000  Total S.A. (B Shares)...............................................................      23,441,590
                                                                                                  --------------
                                                                                                      47,320,084
                                                                                                  --------------
            TELECOMMUNICATIONS
   130,000  Alcatel Alsthom.....................................................................      24,428,826
                                                                                                  --------------
            TELEVISION
   192,000  Societe Television Francaise 1......................................................      23,887,543
                                                                                                  --------------

            TOTAL FRANCE........................................................................     264,489,661
                                                                                                  --------------

            GERMANY (6.9%)
            BANKING
   273,000  Deutsche Bank Aktiengesellschaft....................................................      20,547,355
                                                                                                  --------------
            BUILDING & CONSTRUCTION
   650,500  Bilfinger & Berger Bau AG...........................................................      21,110,991
                                                                                                  --------------
            CHEMICALS
   500,000  BASF AG.............................................................................      22,244,158
   446,000  Bayer AG............................................................................      20,408,698
                                                                                                  --------------
                                                                                                      42,652,856
                                                                                                  --------------
            ELECTRICAL EQUIPMENT
   285,000  Siemens AG..........................................................................      19,084,271
                                                                                                  --------------
            MACHINERY - DIVERSIFIED
    61,500  MAN AG..............................................................................      20,491,129
                                                                                                  --------------
            MULTI-INDUSTRY
    58,000  Preussag AG.........................................................................      19,779,857
   330,000  RWE AG..............................................................................      17,760,169
    32,500  Viag AG.............................................................................      17,719,602
                                                                                                  --------------
                                                                                                      55,259,628
                                                                                                  --------------
            RETAIL - DEPARTMENT STORES
    51,500  Karstadt AG.........................................................................      20,111,964
                                                                                                  --------------
            RETAIL - SPECIALTY
   317,000  Douglas Holding AG..................................................................      11,848,064
                                                                                                  --------------
            STEEL & IRON
    83,000  Thyssen AG..........................................................................      17,845,359
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1998, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            TEXTILES - APPAREL
    11,540  Hugo Boss AG (Pref.)................................................................  $   18,163,890
                                                                                                  --------------
            UTILITIES - ELECTRIC
   265,000  Veba AG.............................................................................      18,805,712
                                                                                                  --------------
            TOTAL GERMANY.......................................................................     265,921,219
                                                                                                  --------------
            HONG KONG (4.9%)
            BANKING
 1,075,000  HSBC Holdings PLC...................................................................      32,881,831
                                                                                                  --------------
            CONGLOMERATES
 5,700,000  Swire Pacific Ltd. (Class A)........................................................      30,161,844
                                                                                                  --------------
            REAL ESTATE
 4,570,000  Cheung Kong (Holdings) Ltd..........................................................      32,439,792
 6,365,000  Henderson Land Development Co., Ltd.................................................      32,284,208
                                                                                                  --------------
                                                                                                      64,724,000
                                                                                                  --------------
            TELECOMMUNICATIONS
14,600,000  Hong Kong Telecommunications Ltd....................................................      30,148,938
                                                                                                  --------------
            UTILITIES - ELECTRIC
 8,925,000  Hong Kong Electric Holdings Ltd.....................................................      30,640,020
                                                                                                  --------------

            TOTAL HONG KONG.....................................................................     188,556,633
                                                                                                  --------------
            ITALY (4.1%)
            ELECTRIC POWER
 3,500,000  Edison SpA..........................................................................      29,485,314
                                                                                                  --------------
            FINANCIAL SERVICES
 2,075,000  Istituto Mobiliare Italiano SpA.....................................................      33,719,462
                                                                                                  --------------
            OIL INTEGRATED - INTERNATIONAL
 4,530,000  Ente Nazionale Idrocarburi SpA......................................................      30,888,059
                                                                                                  --------------
            TELECOMMUNICATIONS
 5,380,000  Telecom Italia SpA..................................................................      32,991,820
                                                                                                  --------------
            TEXTILES - APPAREL
 1,500,000  Benetton Group SpA..................................................................      31,539,940
                                                                                                  --------------
            TOTAL ITALY.........................................................................     158,624,595
                                                                                                  --------------

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

            JAPAN (23.1%)
            AUTOMOTIVE
 1,320,000  Honda Motor Co......................................................................  $   47,571,139
 1,720,000  Toyota Motor Corp...................................................................      45,844,283
                                                                                                  --------------
                                                                                                      93,415,422
                                                                                                  --------------
            BREWERS
 5,240,000  Kirin Brewery Co., Ltd..............................................................      46,817,329
                                                                                                  --------------
            BUILDING MATERIALS
 5,861,000  Sekisui House Ltd...................................................................      47,965,238
                                                                                                  --------------
            COMPUTER SERVICES
 2,572,000  NCR Japan Ltd.......................................................................       8,612,598
                                                                                                  --------------
            ELECTRONICS & ELECTRICAL
 6,365,000  Hitachi, Ltd........................................................................      46,355,207
   899,000  Kyocera Corp........................................................................      47,248,292
 2,965,000  Matsushita Electric Industrial Co., Ltd.............................................      47,639,462
 5,080,000  Matsushita Electric Works, Ltd......................................................      49,964,712
 4,390,000  NEC Corp............................................................................      44,166,979
 6,300,000  Sharp Corp..........................................................................      43,043,772
   540,000  Sony Corp...........................................................................      45,814,250
   610,000  TDK Corp............................................................................      47,173,211
                                                                                                  --------------
                                                                                                     371,405,885
                                                                                                  --------------
            ENTERTAINMENT & LEISURE TIME
   555,000  Nintendo Co., Ltd...................................................................      47,920,264
                                                                                                  --------------
            MACHINERY
17,625,000  Mitsubishi Electric Corp............................................................      46,315,414
11,550,000  Mitsubishi Heavy Industries, Ltd....................................................      43,966,139
                                                                                                  --------------
                                                                                                      90,281,553
                                                                                                  --------------
            PHARMACEUTICALS
 2,169,000  Taisho Pharmaceutical Co., Ltd......................................................      48,529,319
 1,785,000  Takeda Chemical Industries..........................................................      45,432,465
                                                                                                  --------------
                                                                                                      93,961,784
                                                                                                  --------------
            TOBACCO
     6,085  Japan Tobacco, Inc..................................................................      45,503,867
                                                                                                  --------------
            TRANSPORTATION
 3,810,000  Yamato Transport Co., Ltd...........................................................      45,197,087
                                                                                                  --------------

            TOTAL JAPAN.........................................................................     891,081,027
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1998, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            MALAYSIA (0.9%)
            BANKING
 9,859,400  AMMB Holdings Berhad................................................................  $   11,291,039
                                                                                                  --------------
            BUILDING & CONSTRUCTION
 7,962,000  United Engineers Malaysia Berhad....................................................       9,292,636
                                                                                                  --------------
            CONGLOMERATES
11,757,000  Sime Darby Berhad...................................................................      13,142,071
                                                                                                  --------------
            TOTAL MALAYSIA......................................................................      33,725,746
                                                                                                  --------------

            NETHERLANDS (2.3%)
            BANKING
   580,000  ABN-AMRO Holding NV.................................................................      13,387,398
                                                                                                  --------------
            CHEMICALS
   132,000  DSM NV..............................................................................      13,808,724
                                                                                                  --------------
            ELECTRICAL EQUIPMENT
   160,000  Philips Electronics NV..............................................................      11,747,205
                                                                                                  --------------
            INSURANCE
   203,000  Fortis Amev NV......................................................................      11,981,861
                                                                                                  --------------
            STEEL
   280,000  Koninklijke Hoogovens NV............................................................      13,543,836
                                                                                                  --------------
            TELECOMMUNICATIONS
   260,000  Koninklijke PTT Nederland NV........................................................      13,474,735
                                                                                                  --------------
            TRANSPORTATION
   304,000  KLM Royal Dutch Air Lines NV........................................................      12,166,419
                                                                                                  --------------
            TOTAL NETHERLANDS...................................................................      90,110,178
                                                                                                  --------------
            SPAIN (1.6%)
            BANKING
   213,000  Banco Popular Espanol S.A...........................................................      20,695,696
                                                                                                  --------------
            ELECTRIC
   790,000  Endesa S.A..........................................................................      19,013,389
                                                                                                  --------------
            OIL RELATED
   400,000  Repsol S.A..........................................................................      20,427,160
                                                                                                  --------------

            TOTAL SPAIN.........................................................................      60,136,245
                                                                                                  --------------

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

            SWEDEN (1.5%)
            AUTOMOBILES
   625,000  Volvo AB (B Shares).................................................................  $   19,856,750
                                                                                                  --------------
            BANKING
 2,920,100  Nordbanken Holding AB...............................................................      19,320,305
                                                                                                  --------------
            MACHINERY - DIVERSIFIED
   650,000  Sandvik AB (B Shares)...............................................................      18,460,146
                                                                                                  --------------

            TOTAL SWEDEN........................................................................      57,637,201
                                                                                                  --------------

            SWITZERLAND (2.1%)
            BANKING
    77,100  Swiss Bank Corp.....................................................................      27,116,535
                                                                                                  --------------
            FOODS & BEVERAGES
    14,400  Nestle AG...........................................................................      27,524,410
                                                                                                  --------------
            HEALTH & PERSONAL CARE
    14,200  Novartis AG - Bearer................................................................      25,250,656
                                                                                                  --------------

            TOTAL SWITZERLAND...................................................................      79,891,601
                                                                                                  --------------

            UNITED KINGDOM (10.4%)
            BANKING
 1,250,000  National Westminster Bank PLC.......................................................      22,831,404
 1,550,000  Royal Bank of Scotland Group PLC....................................................      24,037,102
                                                                                                  --------------
                                                                                                      46,868,506
                                                                                                  --------------
            BREWERS
 1,350,000  Bass PLC............................................................................      25,831,028
                                                                                                  --------------
            ENERGY
 1,090,000  Energy Group PLC....................................................................      15,318,807
                                                                                                  --------------
            FOODS & BEVERAGES
 8,000,000  Hillsdown Holdings PLC..............................................................      23,529,088
                                                                                                  --------------
            LEISURE
 3,860,000  Rank Group PLC......................................................................      26,011,423
                                                                                                  --------------
            MULTI-INDUSTRY
 2,250,000  Hanson PLC..........................................................................      13,573,510
                                                                                                  --------------
            NATURAL GAS
 4,650,000  BG PLC..............................................................................      24,088,906
                                                                                                  --------------
            RETAIL - MERCHANDISING
 2,620,000  Tesco PLC...........................................................................      26,225,909
                                                                                                  --------------
            STEEL & IRON
10,250,000  British Steel PLC...................................................................      24,322,861
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1998, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS
 2,170,000  British Telecommunications PLC......................................................  $   23,570,866
                                                                                                  --------------
            TOBACCO
 2,375,000  B.A.T. Industries PLC...............................................................      24,170,373
                                                                                                  --------------
            UTILITIES - ELECTRIC
 4,235,500  National Grid Group PLC.............................................................      24,985,142
 2,495,000  National Power PLC..................................................................      25,516,694
 2,620,000  Scottish Hydro-Electric PLC.........................................................      25,558,221
                                                                                                  --------------
                                                                                                      76,060,057
                                                                                                  --------------
            UTILITIES - WATER
 1,350,000  Hyder PLC...........................................................................      22,131,213
 1,350,000  Hyder PLC (Pref.)...................................................................       2,763,582
 1,500,000  Severn Trent PLC....................................................................      26,307,292
                                                                                                  --------------
                                                                                                      51,202,087
                                                                                                  --------------
            TOTAL UNITED KINGDOM................................................................     400,773,421
                                                                                                  --------------
            UNITED STATES (29.4%)
            AEROSPACE & DEFENSE
   394,000  Northrop Grumman Corp...............................................................      42,330,375
                                                                                                  --------------
            AUTOMOTIVE
   873,000  Ford Motor Co.......................................................................      56,581,312
                                                                                                  --------------
            BANKING
   653,000  BankAmerica Corp....................................................................      53,954,125
 1,459,000  KeyCorp.............................................................................      55,168,437
                                                                                                  --------------
                                                                                                     109,122,562
                                                                                                  --------------
            CHEMICALS
   580,000  Dow Chemical Co.....................................................................      56,405,000
                                                                                                  --------------
            COMPUTERS
   530,000  International Business Machines Corp................................................      55,053,750
                                                                                                  --------------
            CONGLOMERATES
   590,000  Minnesota Mining & Manufacturing Co.................................................      53,800,625
 1,275,000  Tenneco, Inc........................................................................      54,426,562
                                                                                                  --------------
                                                                                                     108,227,187
                                                                                                  --------------

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            CONTAINERS - METAL & GLASS
 1,015,000  Crown Cork & Seal Co., Inc..........................................................      54,302,500
                                                                                                  --------------
            ENGINEERING & CONSTRUCTION
 1,068,000  Fluor Corp..........................................................................  $   53,133,000
                                                                                                  --------------
            HEALTH & PERSONAL CARE
   530,000  Bristol-Myers Squibb Co.............................................................      55,285,625
                                                                                                  --------------
            MACHINERY - DIVERSIFIED
   905,000  Deere & Co..........................................................................      56,053,438
                                                                                                  --------------
            METALS & MINING
   820,000  Phelps Dodge Corp...................................................................      52,941,250
                                                                                                  --------------
            OIL - DOMESTIC
   975,000  Ashland, Inc........................................................................      55,209,375
                                                                                                  --------------
            OIL INTEGRATED - INTERNATIONAL
   640,000  Chevron Corp........................................................................      51,400,000
                                                                                                  --------------
            PAPER & FOREST PRODUCTS
 1,135,000  International Paper Co..............................................................      53,132,188
                                                                                                  --------------
            RETAIL - MERCHANDISING
   641,000  Dayton-Hudson Corp..................................................................      56,408,000
                                                                                                  --------------
            TELECOMMUNICATIONS
   790,000  Sprint Corp.........................................................................      53,473,125
                                                                                                  --------------
            TIRE & RUBBER GOODS
   755,000  Goodyear Tire & Rubber Co...........................................................      57,191,250
                                                                                                  --------------
            TOBACCO
 1,270,000  Philip Morris Companies, Inc........................................................      52,943,125
                                                                                                  --------------
            UTILITIES - ELECTRIC
 1,255,000  GPU, Inc............................................................................      55,533,750
                                                                                                  --------------

            TOTAL UNITED STATES.................................................................   1,134,726,812
                                                                                                  --------------

            TOTAL COMMON AND PREFERRED STOCKS AND RIGHTS
            (IDENTIFIED COST $3,194,036,363)....................................................   3,791,435,284
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS MARCH 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                           VALUE
--------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (1.2%)
           U.S. GOVERNMENT AGENCY
$ 48,500   Federal Home Loan Mortgage Corp. 5.90% due 04/01/98 (AMORTIZED COST $48,500,000)...  $   48,500,000
                                                                                                --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $3,242,536,363) (b)....................................................   99.6 %   3,839,935,284

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.4        14,468,461
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 3,854,403,745
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $790,425,167 and the aggregate gross unrealized depreciation is $193,026,246, resulting in net unrealized appreciation of $597,398,921.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 1998:

                                                   UNREALIZED
  CONTRACTS TO           IN          DELIVERY    APPRECIATION/
    DELIVER         EXCHANGE FOR       DATE      (DEPRECIATION)
----------------------------------------------------------------
ITL 3,139,659,000   $    1,743,347    04/01/98      $19,681
Y    260,376,633    $    1,970,013    04/01/98       15,087
ESP   96,684,376    $      616,099    04/02/98         (314)
ITL 3,587,471,828   $    1,989,735    04/02/98       20,219
$        279,661    Y   37,217,342    04/02/98         (231)
L        806,457    $    1,350,332    04/06/98        2,661
$        302,632   ITL 550,918,965    04/06/98         (178)
FRF  13,951,523     $    2,282,831    04/30/98       28,586
FRF  13,808,968     $    2,258,175    04/30/98       26,964
                                                   --------
    Net unrealized appreciation...............      $112,475
                                                   --------
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS MARCH 31, 1998

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Aerospace & Defense.............................................................  $   42,330,375        1.1 %
Automobiles.....................................................................      19,856,750        0.5
Automotive......................................................................     149,996,734        3.9
Banking.........................................................................     364,066,817        9.5
Brewers.........................................................................      72,648,357        1.9
Building & Construction.........................................................      46,162,840        1.2
Building Materials..............................................................      96,092,803        2.5
Chemicals.......................................................................     112,866,580        2.9
Computer Services...............................................................       8,612,598        0.2
Computers.......................................................................      55,053,750        1.4
Conglomerates...................................................................     151,531,102        3.9
Containers - Metal & Glass......................................................      54,302,500        1.4
Electric........................................................................      19,013,389        0.5
Electric Power..................................................................      29,485,314        0.8
Electrical Equipment............................................................      30,831,476        0.8
Electronics & Electrical........................................................     371,405,885        9.6
Energy..........................................................................      15,318,807        0.4
Engineering & Construction......................................................      53,133,000        1.4
Entertainment & Leisure Time....................................................      47,920,264        1.2
Financial Services..............................................................      81,780,701        2.1
Foods & Beverages...............................................................      75,496,865        2.0
Gold............................................................................      15,007,356        0.4
Health & Personal Care..........................................................      80,536,281        2.1
Insurance.......................................................................      11,981,861        0.3
Leisure.........................................................................      26,011,423        0.7
Machinery.......................................................................      90,281,553        2.3
Machinery - Diversified.........................................................      95,004,713        2.5
Metals & Mining.................................................................      52,941,250        1.4
Multi-Industry..................................................................      92,610,808        2.4
Natural Gas.....................................................................      48,665,089        1.3
Oil - Domestic..................................................................      55,209,375        1.4

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Oil Integrated - International..................................................  $  129,608,143        3.4 %
Oil Related.....................................................................      79,377,938        2.1
Paper & Forest Products.........................................................      66,207,380        1.7
Pharmaceuticals.................................................................      93,961,784        2.4
Real Estate.....................................................................      64,724,000        1.7
Retail - Department Stores......................................................      20,111,964        0.5
Retail - Merchandising..........................................................      82,633,909        2.1
Retail - Specialty..............................................................      11,848,064        0.3
Steel...........................................................................      13,543,836        0.4
Steel & Iron....................................................................      42,168,220        1.1
Telecommunications..............................................................     178,088,310        4.6
Television......................................................................      23,887,543        0.6
Textiles - Apparel..............................................................      49,703,830        1.3
Tire & Rubber Goods.............................................................      57,191,250        1.5
Tobacco.........................................................................     122,617,365        3.2
Transportation..................................................................      57,363,506        1.5
U.S. Government Agency..........................................................      48,500,000        1.2
Utilities - Electric............................................................     181,039,539        4.7
Utilities - Water...............................................................      51,202,087        1.3
                                                                                  --------------     -----
                                                                                  $3,839,935,284       99.6 %
                                                                                  --------------     -----
                                                                                  --------------     -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $3,770,160,987       97.8 %
Preferred Stocks................................................................      20,927,472        0.6
Rights..........................................................................         346,825        0.0
Short-Term Investment...........................................................      48,500,000        1.2
                                                                                  --------------     -----
                                                                                  $3,839,935,284       99.6 %
                                                                                  --------------     -----
                                                                                  --------------     -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998

ASSETS:
Investments in securities, at value (identified cost $3,242,536,363)........................  $3,839,935,284
Cash........................................................................................         744,114
Receivable for:
    Investments sold........................................................................      15,210,456
    Dividends...............................................................................       9,322,645
    Shares of beneficial interest sold......................................................       3,797,782
    Foreign withholding taxes reclaimed.....................................................       3,142,052
Deferred organizational expenses............................................................           8,995
Prepaid expenses and other assets...........................................................         216,879
                                                                                              --------------
     TOTAL ASSETS...........................................................................   3,872,378,207
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................       9,308,796
    Shares of beneficial interest repurchased...............................................       2,785,425
    Plan of distribution fee................................................................       2,625,836
    Investment management fee...............................................................       2,352,390
Accrued expenses and other payables.........................................................         902,015
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      17,974,462
                                                                                              --------------
     NET ASSETS.............................................................................  $3,854,403,745
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $3,106,968,009
Net unrealized appreciation.................................................................     597,116,988
Dividends in excess of net investment income................................................      (2,122,966)
Accumulated undistributed net realized gain.................................................     152,441,714
                                                                                              --------------
     NET ASSETS.............................................................................  $3,854,403,745
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................     $13,026,556
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         902,667
     NET ASSET VALUE PER SHARE..............................................................          $14.43
                                                                                              --------------
                                                                                              --------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET
      ASSET VALUE)..........................................................................          $15.23
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $3,811,634,236
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     263,945,527
     NET ASSET VALUE PER SHARE..............................................................          $14.44
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................      $9,711,071
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         673,527
     NET ASSET VALUE PER SHARE..............................................................          $14.42
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................     $20,031,882
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,387,379
     NET ASSET VALUE PER SHARE..............................................................          $14.44
                                                                                              --------------
                                                                                              --------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1998*

NET INVESTMENT INCOME:
INCOME
Dividends (net of $9,477,309 foreign withholding tax).........................................  $ 86,154,948
Interest......................................................................................     3,415,323
                                                                                                ------------
     TOTAL INCOME.............................................................................    89,570,271
                                                                                                ------------
EXPENSES
Plan of distribution fee (Class A shares).....................................................        10,822
Plan of distribution fee (Class B shares).....................................................    28,749,725
Plan of distribution fee (Class C shares).....................................................        39,547
Investment management fee.....................................................................    25,372,172
Transfer agent fees and expenses..............................................................     4,059,150
Custodian fees................................................................................     2,124,835
Registration fees.............................................................................       296,719
Shareholder reports and notices...............................................................       220,150
Professional fees.............................................................................        73,532
Organizational expenses.......................................................................        36,059
Trustees' fees and expenses...................................................................        16,587
Other.........................................................................................        34,039
                                                                                                ------------
     TOTAL EXPENSES...........................................................................    61,033,337
                                                                                                ------------
     NET INVESTMENT INCOME....................................................................    28,536,934
                                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............................................................................   425,272,841
    Foreign exchange transactions.............................................................      (633,116)
                                                                                                ------------
     NET GAIN.................................................................................   424,639,725
                                                                                                ------------
Net change in unrealized appreciation/ depreciation on:
    Investments...............................................................................   270,129,001
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................       (67,955)
                                                                                                ------------
     NET APPRECIATION.........................................................................   270,061,046
                                                                                                ------------
     NET GAIN.................................................................................   694,700,771
                                                                                                ------------
NET INCREASE..................................................................................  $723,237,705
                                                                                                ------------
                                                                                                ------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR     FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                             MARCH 31, 1998*  MARCH 31, 1997
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income......................................................  $    28,536,934  $   25,266,634
Net realized gain..........................................................      424,639,725     255,587,707
Net change in unrealized appreciation......................................      270,061,046      39,186,358
                                                                             ---------------  --------------

     NET INCREASE..........................................................      723,237,705     320,040,699
                                                                             ---------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares.........................................................          (89,450)       --
    Class B shares.........................................................      (30,169,703)    (27,883,886)
    Class C shares.........................................................          (44,631)       --
    Class D shares.........................................................         (173,106)       --
Net realized gain
    Class A shares.........................................................         (565,637)       --
    Class B shares.........................................................     (405,262,485)   (201,225,779)
    Class C shares.........................................................         (502,865)       --
    Class D shares.........................................................       (1,032,962)       --
                                                                             ---------------  --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS.....................................     (437,840,839)   (229,109,665)
                                                                             ---------------  --------------
Net increase from transactions in shares of beneficial interest............      530,515,791     513,559,240
                                                                             ---------------  --------------

     NET INCREASE..........................................................      815,912,657     604,490,274

NET ASSETS:
Beginning of period........................................................    3,038,491,088   2,434,000,814
                                                                             ---------------  --------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $2,122,966
    AND ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $15,457,
    RESPECTIVELY)..........................................................  $ 3,854,403,745  $3,038,491,088
                                                                             ---------------  --------------
                                                                             ---------------  --------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American, or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998, CONTINUED

prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998, CONTINUED

foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of approximately $180,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; and 0.675% to the portion of daily net assets exceeding $2.5 billion. Effective May 1, 1997, the Agreement was amended to reduce the annual fee to 0.65% of the portion of daily net assets in excess of $3.5 billion.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998, CONTINUED

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998, CONTINUED

distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $72,726,630 at March 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended March 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the period ended March 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B and Class C shares of $4,749,932 and $5,208, respectively and received $183,817 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 1998 aggregated $1,932,623,169 and $1,785,668,843, respectively.

For the year ended March 31, 1998, the Fund incurred $174,060 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At March 31, 1998, included in the Fund's receivable for investments sold was an unsettled trade with DWR for $972,031.

For the period May 31, 1997 through March 31, 1998, the Fund incurred brokerage commissions of $1,211,197 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund. At March 31, 1998, included in the Fund's payable for investments purchased and receivable for investments sold were unsettled trades with Morgan Stanley & Co., Inc. of $1,573,507 and $658,754, respectively.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998, CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $25,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended March 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,482. At March 31, 1998, the Fund had an accrued pension liability of $30,814 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $90,000 during fiscal 1998.

As of March 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences attributable to foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from permanent differences, dividends in excess of net investment income was charged and accumulated undistributed net realized gain was credited $198,467.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                          MARCH 31, 1998                MARCH 31, 1997
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................      885,238   $   12,442,665       --             --
Reinvestment of dividends and distributions......................       47,429          606,606       --             --
Redeemed.........................................................      (30,000)        (424,056)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................      902,667       12,625,215       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................   54,063,092      772,136,946    51,442,695   $677,741,563
Reinvestment of dividends and distributions......................   30,559,475      405,815,115    16,426,517    213,686,419
Redeemed.........................................................  (49,060,405)    (689,166,941)  (28,703,758)  (377,868,742)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class B...........................................   35,562,162      488,785,120    39,165,454    513,559,240
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES*
Sold.............................................................      697,103        9,960,568       --             --
Reinvestment of dividends and distributions......................       40,593          516,939       --             --
Redeemed.........................................................      (64,169)        (887,746)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................      673,527        9,589,761       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES*
Sold.............................................................    1,378,903       19,481,908       --             --
Reinvestment of dividends and distributions......................       93,459        1,196,710       --             --
Redeemed.........................................................      (84,983)      (1,162,923)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................    1,387,379       19,515,695       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase in Fund.............................................   38,525,735   $  530,515,791    39,165,454   $513,559,240
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 *   For the period July 28, 1997 (issue date) through March 31, 1998.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998, CONTINUED

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At March 31, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

8. OTHER

On January 29, 1998, the Board of Trustees of the Fund and of Dean Witter World Wide Investment Trust ("World Wide") approved a reorganization plan whereby World Wide would be merged into the Fund. This plan is subject to the consent of the World Wide shareholders. If approved, the assets of the Fund would be combined with the assets of World Wide and shareholders of World Wide would become shareholders of the Fund, receiving shares of the corresponding class of the Fund, equal to the value of their holdings in World Wide.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                         FOR THE
                                                                                                         PERIOD
                                                                                                        JUNE 30,
                                                                                                          1993*
                                                             FOR THE YEAR ENDED MARCH 31                 THROUGH
                                                  --------------------------------------------------    MARCH 31,
                                                   1998**++       1997         1996          1995         1994
-----------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period...........   $    13.30    $   12.86    $   11.41    $    10.81    $  10.00
                                                  ----------    ---------    ---------    ----------    ---------

Net investment income..........................         0.11         0.12         0.13          0.14        0.05
Net realized and unrealized gain...............         2.79         1.44         1.96          0.88        0.84
                                                  ----------    ---------    ---------    ----------    ---------

Total from investment operations...............         2.90         1.56         2.09          1.02        0.89
                                                  ----------    ---------    ---------    ----------    ---------

Less dividends and distributions from:
   Net investment income.......................        (0.12)       (0.13)       (0.15)        (0.14)      (0.05)
   Net realized gain...........................        (1.64)       (0.99)       (0.49)        (0.28)      (0.03)
                                                  ----------    ---------    ---------    ----------    ---------

Total dividends and distributions..............        (1.76)       (1.12)       (0.64)        (0.42)      (0.08)
                                                  ----------    ---------    ---------    ----------    ---------

Net asset value, end of period.................   $    14.44    $   13.30    $   12.86    $    11.41    $  10.81
                                                  ----------    ---------    ---------    ----------    ---------
                                                  ----------    ---------    ---------    ----------    ---------

TOTAL INVESTMENT RETURN+.......................        23.41%       12.58%       18.77%         9.60%       8.89%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................         1.71%        1.75%        1.85%         1.97%       2.03%(2)

Net investment income..........................         0.80%        0.93%        1.05%         1.22%       0.66%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in millions.........       $3,812       $3,038       $2,434        $1,854      $1,121

Portfolio turnover rate........................           51%          40%          40%           32%         21%(1)

Average commission rate paid...................     $ 0.0272     $ 0.0289     $ 0.0311        --           --

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                        MARCH 31, 1998++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.91
                                                                             ------
Net investment income.................................................         0.09
Net realized and unrealized gain......................................         0.62
                                                                             ------
Total from investment operations......................................         0.71
                                                                             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.16)
   Net realized gain..................................................        (1.03)
                                                                             ------
Total dividends and distributions.....................................        (1.19)
                                                                             ------
Net asset value, end of period........................................      $ 14.43
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................         5.77%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.17%(2)
Net investment income.................................................         1.02%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $ 13,027
Portfolio turnover rate...............................................           51%
Average commission rate paid..........................................          $ 0.0272

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.91
                                                                             ------
Net investment income.................................................         0.02
Net realized and unrealized gain......................................         0.62
                                                                             ------
Total from investment operations......................................         0.64
                                                                             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.10)
   Net realized gain..................................................        (1.03)
                                                                             ------
Total dividends and distributions.....................................        (1.13)
                                                                             ------
Net asset value, end of period........................................      $ 14.42
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................         5.26%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.92%(2)
Net investment income.................................................         0.24%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $ 9,711
Portfolio turnover rate...............................................           51%
Average commission rate paid..........................................     $ 0.0272

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                        MARCH 31, 1998++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 14.91
                                                                             ------

Net investment income.................................................         0.11

Net realized and unrealized gain......................................         0.62
                                                                             ------

Total from investment operations......................................         0.73
                                                                             ------

Less dividends and distributions from:
   Net investment income..............................................        (0.17)
   Net realized gain..................................................        (1.03)
                                                                             ------

Total dividends and distributions.....................................        (1.20)
                                                                             ------

Net asset value, end of period........................................      $ 14.44
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................         5.97%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.92%(2)

Net investment income.................................................         1.21%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................     $ 20,032

Portfolio turnover rate...............................................           51%

Average commission rate paid..........................................     $ 0.0272

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Global Dividend Growth Securities (the "Fund") at March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
MAY 8, 1998

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FEDERAL TAX NOTICE (UNAUDITED)

                            1998 FEDERAL TAX NOTICE

For the year ended March 31, 1998, the Fund paid to shareholders the following per share amounts from long-term capital gains. These distributions are taxable as 28% rate gains or 20% rate gains, as indicated below:

                                                                                                                          PER SHARE
                                                                                                                          ----------
                                                                                                                           CLASS A
                                                                                                                          ----------
Portion of long-term capital gains taxable as:
  28% rate gain.........................................................................................................  $     0.14
  20% rate gain.........................................................................................................        0.84
                                                                                                                               -----
Total long-term capital gains...........................................................................................  $     0.98
                                                                                                                               -----
                                                                                                                               -----


                                                                                                                           CLASS B
                                                                                                                          ----------
Portion of long-term capital gains taxable as:
  28% rate gain.........................................................................................................  $     0.67
  20% rate gain.........................................................................................................        0.84
                                                                                                                               -----
Total long-term capital gains...........................................................................................  $     1.51
                                                                                                                               -----
                                                                                                                               -----


                                                                                                                           CLASS C
                                                                                                                          ----------
Portion of long-term capital gains taxable as:
  28% rate gain.........................................................................................................  $     0.14
  20% rate gain.........................................................................................................        0.84
                                                                                                                               -----
Total long-term capital gains...........................................................................................  $     0.98
                                                                                                                               -----
                                                                                                                               -----


                                                                                                                           CLASS D

                                                                                                                          ----------

Portion of long-term capital gains taxable as:
  28% rate gain.........................................................................................................  $     0.14

  20% rate gain.........................................................................................................        0.84

                                                                                                                               -----

Total long-term capital gains...........................................................................................  $     0.98

                                                                                                                               -----

                                                                                                                               -----


For the year ended March 31, 1998, 32.15% of the income dividends qualified for the dividends received deduction available to corporations. In addition, the Fund has elected, pursuant to Section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.03 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.10 per share with respect to this election.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Paul D. Vance
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
GLOBAL DIVIDEND
GROWTH SECURITIES


[PHOTO]

ANNUAL REPORT
MARCH 31, 1998